Organization	6 Months Ended
Jun. 30, 2023
Organization [Abstract]
ORGANIZATION

1. ORGANIZATION

The condensed consolidated financial statements include the financial statements of Aptorum Group Limited (the “Company”) and its subsidiaries and variable interest entities (“VIEs”) of which the Company is the primary beneficiary (collectively the “Group”).

The Company, formerly known as APTUS Holdings Limited and STRIKER ASIA OPPORTUNITIES FUND CORPORATION, is a company incorporated on September 13, 2010 under the laws of the Cayman Islands with limited liability.

The Company researches and develops life science and biopharmaceutical products within its wholly-owned subsidiary, Aptorum Therapeutics Limited, formerly known as APTUS Therapeutics Limited (“Aptorum Therapeutics”) and its indirect subsidiary companies (collectively, “Aptorum Therapeutics Group”).